Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Purchase price allocation, goodwill	$ 141,669	$ 141,454	$ 134,939
Acquisition expenses	192
First Transportation Consulting and Management Service Firm
Business Acquisition [Line Items]
Investment in investee				$ 1,700
First Transportation Consulting and Management Service Firm and Second Transportation Consulting Services Firm
Business Acquisition [Line Items]
Common stock value	1,000
Business acquisition, cash paid	6,200
Acquisition consideration	7,200
Purchase price allocation, net working capital	600
Purchase price allocation, equipment	200
Purchase price allocation, goodwill	8,100
Acquisition expenses	$ 100